Credit Risk - Disclosure of Segments Exposure by Credit Rating (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 25,990	£ 27,564
Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,280	23,104
Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,965	3,888
Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	745	572
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,676	14,123
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,358	5,407
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,956	8,034
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	49,107	52,700
Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	49,107	52,700
Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44,448	48,117
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,427	2,173
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,232	2,410
Internal grade 9 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	44
Internal grade 9 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	39
Internal grade 9 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	5
Internal grade 9 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	44
Internal grade 9 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43,889	48,367
Internal grade 9 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43,889	48,367
Internal grade 9 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	42,552	47,040
Internal grade 9 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	170	136
Internal grade 9 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,167	1,191
Internal grade 8 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,198	4,366
Internal grade 8 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,130	4,364
Internal grade 8 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	68	2
Internal grade 8 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	166	336
Internal grade 8 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	2
Internal grade 8 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,032	4,028
Internal grade 8 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,031	2,911
Internal grade 8 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,031	2,911
Internal grade 8 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,896	1,077
Internal grade 8 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,470	1,162
Internal grade 8 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	665	672
Internal grade 7 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,152	4,990
Internal grade 7 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,152	4,944
Internal grade 7 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	46
Internal grade 7 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	911	923
Internal grade 7 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	360	111
Internal grade 7 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,881	3,956
Internal grade 7 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,180	1,396
Internal grade 7 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,180	1,396
Internal grade 7 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	787	875
Internal grade 7 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	393	521
Internal grade 6 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,654	4,391
Internal grade 6 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,618	4,202
Internal grade 6 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36	189
Internal grade 6 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,970	2,341
Internal grade 6 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,684	2,044
Internal grade 6 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	6
Internal grade 6 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7	26
Internal grade 6 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7	26
Internal grade 6 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7	26
Internal grade 5 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,629	5,427
Internal grade 5 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,715	4,773
Internal grade 5 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	914	654
Internal grade 5 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,497	3,299
Internal grade 5 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,132	2,128
Internal grade 5 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,547	6,263
Internal grade 4 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,363	4,289
Internal grade 4 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,184	1,974
Internal grade 4 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,575	5,327
Internal grade 4 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	972	936
Internal grade 4 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,648	1,976
Internal grade 3 to 1 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	141	386
Internal grade 3 to 1 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	762	1,018
Internal grade 3 to 1 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	745	572
Internal grade 3 to 1 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,439	1,791
Internal grade 3 to 1 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	209	185
Internal grade 3 to 1 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	119	107
Other | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	118	107
Other | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	0
Other | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	118	106
Other | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	1
Other | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 0	£ 0